Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

	Foreign Owned
Name of Foreign	Subsidiaries’
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Leju Hao Fang	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2020	2021
	$	$
Cash and cash equivalents	236,976,406	199,808,985
Restricted cash	957,242	1,953,803
Accounts receivable, net	199,050,917	34,485,667
Contract assets, net	1,884,193	1,415,241
Customer deposits, net	1,235,041	783,995
Amounts due from related parties, net	15,721,821	3,834,986
Other current assets, net	4,143,643	23,934,283
Total current assets	459,969,263	266,216,960
Total non-current assets	67,284,289	63,522,807
Total assets	527,253,552	329,739,767
Accounts payable	2,714,357	1,631,401
Accrued payroll and welfare expenses	27,228,398	19,962,938
Income tax payable	27,877,546	31,400,562
Other tax payable	19,184,369	16,992,077
Amounts due to related parties	4,737,776	2,693,624
Advances from customers	95,059,745	82,626,840
Lease liabilities, current	5,375,547	5,556,351
Accrued marketing and advertising expenses	63,973,194	42,180,152
Other current liabilities	19,030,481	16,383,879
Total current liabilities	265,181,413	219,427,824
Deferred tax liabilities	91,205	314,763
Lease liabilities, non-current	21,680,018	19,437,887
Total liabilities	286,952,636	239,180,474

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Total revenues	691,566,168	718,861,490	533,619,355
Cost of revenues	(59,822,537)	(65,612,576)	(47,730,331)
Net income (loss)	(2,843,984)	14,278,316	(81,530,172)
Net cash provided by/ (used in) operating activities	44,671,170	100,460,964	(41,427,975)
Net cash provided by/ (used in) investing activities	(5,813,685)	(1,068,664)	431,057
Net cash provided by/ (used in) financing activities	—	—	—

Schedule of property, plant and equipment, useful life

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of allowance for credit losses for accounts receivable and contract assets by each risk category

	Year Ended December 31,
	2020	2021
	$	$
Balances of customers with good credit rating	45,476	—
Balances of customers with pledged credit risk	1,935,563	1,126,119
Balances of customers with high credit risk	6,164,942	112,183,037
Balances of customers with normal risk	4,537,798	2,065,475
	12,683,779	115,374,631

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Balance as of January 1	18,195,382	16,108,520	12,683,779
Provisions	5,530,843	4,535,063	101,172,959
Write-offs	(7,343,322)	(8,809,126)	(600,847)
Changes due to foreign exchange	(274,383)	849,322	2,118,740
Balance as of December 31	16,108,520	12,683,779	115,374,631

Schedule of allowances for other receivables

	Year Ended December 31,
	2020	2021
	$	$
Balance as of January 1	—	335,386
Provisions/(reversal)	335,386	(190,200)
Write-offs	—	—
Changes due to foreign exchange	—	5,584
Balance as of December 31	335,386	150,770

Schedule of allowance for customer deposits

	Year Ended December 31,
	2020	2021
	$	$
Balance as of January 1	—	3,480
Provisions	3,480	10,286,671
Write-offs	—	—
Changes due to foreign exchange	—	(30,956)
Balance as of December 31	3,480	10,259,195

Schedule of allowance for amount due from related parties

	Year Ended December 31,
	2020	2021
	$	$
Balance as of January 1	—	3,188
Provisions/(reversal)	3,188	(2,034)
Write-offs	—	—
Changes due to foreign exchange	—	21
Balance as of December 31	3,188	1,175

Schedule of the computation of basic and diluted income (loss) per share

	Year Ended December 31,
	2019	2020	2021
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$11,521,996	$19,302,238	$(150,933,535)

Weighted average number of ordinary shares outstanding—basic	135,770,793	136,070,785	136,652,162

Stock options and restricted shares	40,958	1,493,782	—
Weighted average number of ordinary shares outstanding-diluted	135,811,751	137,564,567	136,652,162

Basic income (loss) per share	$0.08	$0.14	$(1.10)

Diluted income (loss) per share	$0.08	$0.14	$(1.10)

Schedule of antidilutive securities excluded from computation of diluted income (loss) per share

	Year Ended December 31,
	2019	2020	2021
Share options and restricted shares	8,440,545	7,207,045	15,617,986

Customer risk | Accounts receivable
Schedule of concentration risk

	As of December 31,
	2020	2021
Customer A	$	$
Accounts receivable, gross	146,284,590	96,510,078
Allowance for credit losses	(43,885)	(96,510,078)
Accounts receivable, net	146,240,705	—